Directors' and key management remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Directors' and key management remuneration
Schedule of directors' remuneration

	2024	2023
Directors' remuneration	£000	£000
Non-executive directors emoluments	1,547	1,574
Chair and executive directors emoluments	6,425	6,408
	7,972	7,982
Amounts receivable under long-term incentive plans and share option plans	1,471	2,708
Total	9,443	10,690

Schedule of compensation of key management

	2024	2023
	£000	£000
Short-term benefits	20,862	21,098
Post-employment benefits	643	741
Share-based payments	5,624	7,264
	27,129	29,103